Personnel Expenses	12 Months Ended
Mar. 31, 2023
Disclosure Of Personnel Expenses [Abstract]
Personnel Expenses
13)
PERSONNEL EXPENSES

	For the year ended March 31
Particulars	2021	2022	2023
Wages, salaries and other employees benefits	64,387	73,654	86,868
Contributions to defined contribution plans	2,994	3,558	4,145
Expenses related to defined benefit plans (refer note 32)	1,194	1,389	1,516
Equity-settled share based payment (refer note 33)	35,589	36,645	35,643
Employee welfare expenses	1,497	1,678	3,796
Total	105,661	116,924	131,968